Supplementary Financial Statement Information (Details) - Schedule of property and equipment located - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	$ 54,971	$ 56,886
United States [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	3,563	3,144
Europe [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	1,834	2,820
Japan [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	153	211
Other [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	3,427	6,490
Israel [Member]
Supplementary Financial Statement Information (Details) - Schedule of property and equipment located [Line Items]
Property and equipment	$ 45,994	$ 44,221